GOODWILL AND OTHER INDEFINITE-LIVED INTANGIBLE ASSETS - 10-K - Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 6,270,000	$ 6,270,000
Impairment of intangible assets, indefinite-lived	0	0	$ 0
Licenses
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 6,270,000	$ 6,270,000